SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact of adoption of ASU 606 (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018
Disclosure related to modified retrospective adoption of ASC 606
Net revenues	$ 11,435,060	$ 61,330,504	$ 107,257,841
Net income (loss) for the year	(71,198,379)	5,532,581	$ 65,481,973
Equity:
(Deficit) retained earnings	$ (1,429,623)	69,768,756
ASU 2014-09 | Restatement
Disclosure related to modified retrospective adoption of ASC 606
Net revenues		189,686
Net income (loss) for the year		189,686
Equity:
(Deficit) retained earnings		189,686		$ 189,686
ASU 2014-09 | Without ASC 606 Adoption
Disclosure related to modified retrospective adoption of ASC 606
Net revenues		61,520,190
Net income (loss) for the year		5,722,267
Equity:
(Deficit) retained earnings		$ 69,958,442